Financial instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CAD
Other Commitments [Line Items]
Cash, cash equivalents, and short-term investments	$ 27,839
Cash and cash equivalents, short-term investments and accounts receivable	66,163		$ 140,854
Impact on net loss from a 50 basis point change in interest rates	69
Subordinated Debt [Member]
Other Commitments [Line Items]
Long-term debt, fair value	$ 32,500			CAD 44,900,000
Accounts Receivable [Member] | Customer Receivable [Member] | Credit Concentration Risk [Member]
Other Commitments [Line Items]
Percent of A/R	85.00%	85.00%	86.00%
Accounts Receivable [Member] | Government Grants, Receivable [Member] | Credit Concentration Risk [Member]
Other Commitments [Line Items]
Percent of A/R	15.00%	15.00%	14.00%
Minimum [Member]
Other Commitments [Line Items]
A/R period	30 days	30 days
Maximum [Member]
Other Commitments [Line Items]
A/R period	90 days	90 days
Royalty payments [Member] | Minimum [Member]
Other Commitments [Line Items]
Annual royalty obligation, greater than	$ 1,164			1,350,000
Annual royalty obligation, as a percent of annual revenue	0.33%	0.33%
Annual royalty obligation, revenue threshold	$ 12,693	CAD 13,500,000
Royalty payments [Member] | Maximum [Member]
Other Commitments [Line Items]
Total royalty payments	$ 26,514			CAD 28,189,000